Consolidated Statements of Earnings - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income
Gross premiums written	$ 19,125.9	$ 17,511.2
Net premiums written	14,864.5	13,835.6
Gross premiums earned	17,898.8	16,611.0
Premiums ceded to reinsurers	(3,910.1)	(3,381.3)
Net premiums earned	13,988.7	13,229.7
Interest and dividends	769.2	880.2
Share of profit (loss) of associates	(112.8)	169.6
Net gains on investments	313.1	1,716.2
Gain on deconsolidation of insurance subsidiary	117.1	0.0
Other revenue	4,719.6	5,537.1
Income	19,794.9	21,532.8
Expenses
Losses on claims, gross	12,234.8	11,758.9
Losses on claims, ceded to reinsurers	(2,910.3)	(3,070.8)
Losses on claims, net	9,324.5	8,688.1
Operating expenses	2,536.5	2,476.3
Commissions, net	2,355.0	2,206.8
Interest expense	475.9	472.0
Other expenses	4,858.9	5,456.9
Expenses	19,550.8	19,300.1
Earnings before income taxes	244.1	2,232.7
Provision for income taxes	206.7	261.5
Net earnings	37.4	1,971.2
Attributable to:
Shareholders of Fairfax	218.4	2,004.1
Non-controlling interests	(181.0)	(32.9)
Net earnings	$ 37.4	$ 1,971.2
Net earnings (loss) per share (in dollars per share)	$ 6.59	$ 72.80
Net earnings (loss) per diluted share (in dollars per share)	6.29	69.79
Cash dividends paid per share (in dollars per share)	$ 10.00	$ 10.00
Shares outstanding (000) (weighted average) (in shares)	26,446,939	26,901,184